General (Details) - LNG Carrier	Jun. 30, 2022 carrier vessel
LNG carrier
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated | carrier	2
FLNG
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated	2
FLNG under conversion
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated	1
FLNG earmarked for conversion
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated	1